UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          10880 Wilshire Boulevard,
                  Suite 880
                  Los Angeles, CA  90024
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     April 12, 2009

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   40
Form 13F Information Table Value Total:   $26,553

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	660	48410	SH		SOLE			44800	0	3610
BANK OF AMERICA CORPORATION	COM		060505104	316	46406	SH		SOLE			42869	0	3537
BRISTOL MYERS SQUIBB CO		COM		110122108	566	25822	SH		SOLE			23937	0	1885
CEMEX SAB DE CV			SPON ADR NEW	151290889	412	65865	SH		SOLE			60891	0	4974
CISCO SYS INC			COM		17275R102	599	35705	SH		SOLE			32930	0	2775
CINTAS CORP			COM		172908105	1398	56545	SH		SOLE			52195	0	4350
DELL INC			COM		24702R101	1025	108095	SH		SOLE			100000	0	8095
EOG RES INC			COM		26875P101	281	5130	SH		SOLE			4740	0	390
EMERSON ELEC CO			COM		291011104	502	17562	SH		SOLE			16237	0	1325
EXPEDIA INC DEL			COM		30212P105	590	65023	SH		SOLE			59985	0	5038
EXXON MOBIL CORP		COM		30231G102	675	9915	SH		SOLE			9180	0	735
GENERAL DYNAMICS CORP		COM		369550108	562	13514	SH		SOLE			12460	0	1054
HARLEY DAVIDSON INC		COM		412822108	511	38175	SH		SOLE			35345	0	2830
HOME DEPOT INC			COM		437076102	1434	60864	SH		SOLE			56129	0	4735
IAC INTERACTIVECORP		COM PAR $.001	44919P508	203	13346	SH		SOLE			12209	0	1137
INTEL CORP			COM		458140100	1386	92224	SH		SOLE			85104	0	7120
JP MORGAN CHASE & CO		COM		46625H100	670	25195	SH		SOLE			23290	0	1905
LEGG MASON INC			COM		524901105	503	31630	SH		SOLE			29215	0	2415
LIBERTY MEDIA CORP NEW		INT COM SER A	53071M104	231	79658	SH		SOLE			73659	0	5999
LIBERTY MEDIA CORP NEW		ENT COM SER A	53071M500	588	29456	SH		SOLE			27208	0	2248
MARKEL CORP			COM		570535104	633	2231	SH		SOLE			2090	0	141
MEDTRONIC INC			COM		585055106	538	18255	SH		SOLE			16880	0	1375
MOTOROLA INC			COM		620076109	657	155397	SH		SOLE			143822	0	11575
NESTLE SA			SPON ADR NEW	641069406	450	13310	SH		SOLE			12300	0	1010
NEWELL RUBBERMAID INC		COM		651229106	230	36055	SH		SOLE			33160	0	2895
NOVARTIS A G			SPONSORED ADR	66987V109	826	21845	SH		SOLE			20155	0	1690
PFIZER INC			COM		717081103	998	73244	SH		SOLE			67534	0	5710
PROGRESSIVE CORP OHIO		COM		743315103	1416	105365	SH		SOLE			97325	0	8040
SPRINT NEXTEL CORP		COM SER 1	852061100	792	221769	SH		SOLE			204974	0	16795
VULCAN MATLS CO			COM		929160109	596	13465	SH		SOLE			12450	0	1015
WAL MART STORES INC		COM		931142103	928	17816	SH		SOLE			16516	0	1300
WALGREEN COMPANY		COM		931422109	955	36785	SH		SOLE			34035	0	2750
WASHINGTON POST CO		CL B		939640108	565	1583	SH		SOLE			1463	0	120
WASTE MGMT INC DEL		COM		94106L109	739	28867	SH		SOLE			26622	0	2245
WELLS FARGO & CO NEW		COM		949746101	838	58850	SH		SOLE			54685	0	4165
WESTERN UN CO			COM		959802109	768	61088	SH		SOLE			56363	0	4725
WEYERHAEUSER CO 		COM		962166104	393	14260	SH		SOLE			13200	0	1060
COVIDIEN LTD			COM		G2552X108	570	17146	SH		SOLE			15756	0	1390
TYCO ELECTRONICS LTD		COM NEW		G9144P105	198	17890	SH		SOLE			16500	0	1390
TYCO INTERNATIONAL LTD		COM NEW		H89128104	351	17932	SH		SOLE			16542	0	1390